Schedule of Intangible Assets and Goodwill (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,224,113	$ 8,477,469
Intangible assets, accumulated amortization	(3,598,877)	(7,355,762)
Intangible assets, net	625,236	1,121,707
Total intangible assets and goodwill, cost	4,467,863	13,221,015		$ 13,355,897
Total intangible assets and goodwill, accumulated amortization	(3,598,877)	(11,855,558)		(2,896,632)
Total intangible assets and goodwill, net	868,986	1,365,457	$ 34,000	10,459,265
Goodwill, cost		4,499,796
Goodwill, accumulated amortization		(4,499,796)
Goodwill, net				4,661,796
Intangible assets, accumulated amortization and impairment	3,598,877	7,355,762
Research and Development Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost		243,750		243,750
Intangible assets, accumulated amortization
Intangible assets, net		243,750		$ 243,750
Indefinite lived assets	$ 243,750	243,750
Intangible assets, accumulated amortization and impairment
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		3 years		3 years
Intangible assets, cost		$ 77,000		$ 134,882
Intangible assets, accumulated amortization		(48,125)		(89,921)
Intangible assets, net		28,875		44,961
Intangible assets, accumulated amortization and impairment		$ 48,125		$ 89,921
Brand Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		15 years		15 years
Intangible assets, cost		$ 69,071		$ 69,071
Intangible assets, accumulated amortization		(8,596)		(3,835)
Intangible assets, net		60,475		65,236
Intangible assets, accumulated amortization and impairment		8,596		3,835
Definite Lived Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost		8,477,469		8,450,351
Intangible assets, accumulated amortization		(7,355,762)		(2,896,632)
Intangible assets, net		1,121,707		5,553,719
Intangible assets, accumulated amortization and impairment		7,355,762		2,896,632
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization		4,499,796
Goodwill, cost		4,499,796		4,661,796
Goodwill, net				$ 4,661,796
Intangible assets, accumulated amortization and impairment		$ (4,499,796)
Management Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life	10 years	10 years		10 years
Intangible assets, cost	$ 4,224,113	$ 7,940,398		$ 7,940,398
Intangible assets, accumulated amortization	(3,598,877)	(6,939,916)		(2,500,418)
Intangible assets, net	625,236	1,000,482		5,439,980
Intangible assets, accumulated amortization and impairment	$ 3,598,877	$ 6,939,916		$ 2,500,418
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		3 years		3 years
Intangible assets, cost		$ 391,000		$ 306,000
Intangible assets, accumulated amortization		(359,125)		(302,458)
Intangible assets, net		31,875		3,542
Intangible assets, accumulated amortization and impairment		$ 359,125		$ 302,458
Intellectual Property Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		2 years
Intangible assets, cost		$ 77,000
Intangible assets, accumulated amortization		(48,125)
Intangible assets, net		28,875
Intangible assets, accumulated amortization and impairment		$ 48,125